HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares				Fair Value
	OPEN END FUNDS — 45.4%
	FIXED INCOME - 45.4%
1,235,849	AlphaCentric Income Opportunities Fund, Class I			$ 14,990,845
2,203,747	Axonic Strategic Income Fund, Class I			21,927,287
2,563,403	BlackRock High Yield Municipal Fund, Class K			27,351,512
1,830,123	Braddock Multi-Strategy Income Fund, Institutional Class			13,378,202
1,982,000	Columbia Mortgage Opportunities Fund, Institutional Class			20,910,098
695,377	Nuveen High Yield Municipal Bond Fund, Class I			12,885,337
1,248,385	Virtus Seix Floating Rate High Income Fund, Class R6			10,261,723
				121,705,004

	TOTAL OPEN END FUNDS (Cost $116,915,578)			121,705,004

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.7%
	U.S. TREASURY BILLS — 18.7%
50,000,000	United States Treasury Bill(a)	–	01/13/22	49,998,507

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,998,208)			49,998,507

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 23.7%
	MONEY MARKET FUNDS - 23.7%
53,561,514	Fidelity Government Portfolio, Institutional Class, 0.01%(b)			53,561,513
10,023,746	First American Government Obligations Fund, Class X, 0.03%(b)(c)			10,023,746
	TOTAL MONEY MARKET FUNDS (Cost $63,585,259)			63,585,259

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,585,259)			63,585,259

	TOTAL INVESTMENTS - 87.8% (Cost $230,499,045)			$ 235,288,770
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.2%			32,601,297
	NET ASSETS - 100.0%			$ 267,890,067

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
483	CBOT Corn Future(c)	ADM Investor Services	03/14/2022	$13,705,125	$ (241,500)
107	CBOT Soybean Future(c)	ADM Investor Services	01/14/2022	6,512,288	(289,328)
342	CBOT Wheat Future(c)	ADM Investor Services	03/14/2022	13,461,975	(542,925)
85	CME E-Mini NASDAQ 100 Index Future	ADM Investor Services	12/17/2021	27,455,850	2,369,770
232	CME E-Mini Russell 2000 Index Future	ADM Investor Services	12/17/2021	25,488,680	(1,582,975)
	TOTAL FUTURES CONTRACTS				$ (286,958)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(d)	Unrealized Appreciation
76	COMEX Gold 100 Troy Ounces Future(c)	ADM Investor Services	02/24/2022	$ 13,501,400	$ 64,030
262	NYMEX Light Sweet Crude Oil Future(c)	ADM Investor Services	12/20/2021	17,339,160	3,020,467
	TOTAL FUTURES CONTRACTS				$ 3,084,497

TOTAL RETURN SWAPS
Description	Counterparty	Number of Shares	Notional Value	Interest Rate(e)	Maturity Date	Unrealized Appreciation/(Depreciation)
AlphaCentric Income Opportunities Fund, Class I	Barclays	875,657	$ 10,551,664	3-Mth USD_LIBOR plus 150 bps	7/6/2022	$ 40,918
Credit Suisse Floating Rate High Income Fund, Institutional Class	Barclays	2,654,723	17,600,814	3-Mth USD_LIBOR plus 185 bps	7/31/2024	(119,726)
Eaton Vance Floating-Rate Advantage Fund, Class R6	Barclays	1,604,217	16,988,663	3-Mth USD_LIBOR plus 150 bps	7/31/2024	(583,039)
TOTAL						$ (661,847)

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021 (Unaudited)

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	Interest rate is based upon current notional amounts, which may be a multiple of the number of shares plus a specified spread.